UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Randall W. Merk
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2010 — March 31, 2010

Item 1.	Schedule of Investments.

Schwab Annuity Portfolios
Schwab Money Market PortfolioTM
Portfolio Holdings As of March 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

76.0%	Federal Agency Securities	116,964	116,964
4.4%	Fixed-Rate Obligations	6,822	6,822
18.1%	Other Investment	27,838	27,838

98.5%	Total Investments	151,624	151,624
1.5%	Other Assets and Liabilities, Net		2,322

100.0%	Net Assets		153,946

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Federal Agency Securities 76.0% of net assets

Fixed-Rate Coupon Notes 3.8%
Fannie Mae
0.31%, 08/11/10	3,230	3,283
0.26%, 08/12/10	1,553	1,570
Federal Home Loan Bank
0.53%, 10/20/10	1,000	1,000

		5,853

Fixed-Rate Discount Notes 70.9%
Fannie Mae
0.10%, 04/01/10	2,500	2,500
0.40%, 04/01/10	1,071	1,071
0.16%, 04/07/10	1,600	1,600
0.18%, 04/14/10	2,700	2,700
0.20%, 04/14/10	2,000	2,000
0.16%, 04/19/10	3,100	3,100
0.17%, 04/21/10	1,500	1,500
0.18%, 04/28/10	1,500	1,500
0.17%, 05/03/10	1,600	1,600
0.16%, 05/05/10	1,900	1,900
0.18%, 05/05/10	1,460	1,460
0.18%, 05/12/10	1,400	1,400
0.19%, 05/24/10	1,000	1,000
0.20%, 06/02/10	7,700	7,697
0.20%, 06/03/10	1,000	999
0.19%, 06/14/10	1,000	999
0.20%, 07/19/10	2,280	2,278
0.21%, 08/16/10	2,800	2,798
Federal Farm Credit Bank
0.11%, 04/12/10	2,500	2,500
0.19%, 06/02/10	4,000	3,999
Federal Home Loan Bank
0.17%, 04/21/10	2,650	2,650
0.16%, 05/05/10	1,800	1,800
0.17%, 05/07/10	1,615	1,615
0.16%, 05/10/10	1,000	1,000
0.18%, 05/10/10	4,300	4,299
0.18%, 05/12/10	7,080	7,078
0.20%, 06/07/10	1,000	999
0.18%, 06/09/10	5,700	5,698
Freddie Mac
0.16%, 04/19/10	1,300	1,300
0.14%, 04/20/10	1,229	1,229
0.19%, 04/20/10	1,000	1,000
0.19%, 04/21/10	1,610	1,610
0.20%, 05/03/10	1,514	1,514
0.16%, 05/04/10	4,800	4,799
0.47%, 05/05/10	1,500	1,499
0.14%, 05/10/10	3,000	2,999
0.16%, 05/10/10	1,300	1,300
0.16%, 05/11/10	1,900	1,899
0.15%, 05/12/10	1,500	1,500
0.16%, 05/17/10	1,825	1,824
0.19%, 06/02/10	3,700	3,699
0.19%, 07/13/10	2,200	2,199
Tennessee Valley Authority
0.12%, 04/08/10	9,000	9,000
0.13%, 04/15/10	2,000	2,000

		109,111

Variable-Rate Coupon Note 1.3%
Freddie Mac
0.25%, 06/24/10	2,000	2,000

Total Federal Agency Securities (Cost $116,964)		116,964

Fixed-Rate Obligations 4.4% of net assets

Commercial Paper & Other Corporate Obligations 4.4%
Straight A Funding, L.L.C.
0.17%, 04/26/10 (a)(b)(c)(d)	3,000	3,000
0.18%, 05/03/10 (a)(b)(c)(d)	2,000	2,000
0.23%, 06/14/10 (a)(b)(c)(d)	1,823	1,822

Total Fixed-Rate Obligations (Cost $6,822)		6,822

1

Schwab Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investment 18.1% of net assets
Repurchase Agreements 18.1%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $28,399 0.03%, issued 03/31/10, due 04/01/10	27,838	27,838

Total Other Investments (Cost $27,838)		27,838

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/10, the tax basis cost of the fund’s investments was $151,624.

(a)	Credit-enhanced security.

(b)	Asset-backed security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,822 or 4.4% of net assets.

(d)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.
REG47713MAR10-00

2

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio IITM
Portfolio Holdings As of March 31, 2010, (Unaudited)
     The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

14.1%	Common Stock	3,228	5,210
83.5%	Other Investment Companies	28,894	31,015
2.4%	Short-Term Investment	905	905

100.0%	Total Investments	33,027	37,130
0.0%	Other Assets and Liabilities, Net		15

100.0%	Net Assets		37,145

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 14.1% of net assets

Automobiles & Components 0.1%
Ford Motor Co. *	883	11
Harley-Davidson, Inc.	128	4
Johnson Controls, Inc.	273	9
The Goodyear Tire & Rubber Co. *	84	1

		25

Banks 0.4%
BB&T Corp.	253	8
Comerica, Inc.	78	3
Fifth Third Bancorp	262	3
First Horizon National Corp. *	67	1
Hudson City Bancorp, Inc.	200	3
Huntington Bancshares, Inc.	118	1
KeyCorp	191	1
M&T Bank Corp.	37	3
Marshall & Ilsley Corp.	106	1
People’s United Financial, Inc.	200	3
PNC Financial Services Group, Inc.	148	9
Regions Financial Corp.	344	3
SunTrust Banks, Inc.	175	5
U.S. Bancorp	852	22
Wells Fargo & Co.	2,484	77
Zions Bancorp	50	1

		144

Capital Goods 1.2%
3M Co.	357	30
Caterpillar, Inc.	317	20
Cummins, Inc.	88	5
Danaher Corp.	112	9
Deere & Co.	226	13
Dover Corp.	97	5
Eaton Corp.	71	5
Emerson Electric Co.	388	20
Fastenal Co.	75	4
First Solar, Inc. *	30	4
Flowserve Corp.	100	11
Fluor Corp.	84	4
General Dynamics Corp.	189	15
General Electric Co.	5,232	95
Goodrich Corp.	59	4
Honeywell International, Inc.	394	18
Illinois Tool Works, Inc.	196	9
ITT Corp.	88	5
Jacobs Engineering Group, Inc. *	100	5
L-3 Communications Holdings, Inc.	58	5
Lockheed Martin Corp.	169	14
Masco Corp.	196	3
Northrop Grumman Corp.	165	11
PACCAR, Inc.	181	8
Pall Corp.	60	2
Parker Hannifin Corp.	84	5
Precision Castparts Corp.	100	13
Quanta Services, Inc. *	100	2
Raytheon Co.	212	12
Rockwell Automation, Inc.	83	5
Rockwell Collins, Inc.	82	5
Roper Industries, Inc.	50	3
Snap-on, Inc.	27	1
Textron, Inc.	124	3
The Boeing Co.	378	27
United Technologies Corp.	480	35
W.W. Grainger, Inc.	37	4

		439

Commercial & Professional Supplies 0.1%
Avery Dennison Corp.	53	2
Cintas Corp.	66	2
Equifax, Inc.	62	2
Iron Mountain, Inc. *	100	3
Pitney Bowes, Inc.	108	3
R.R. Donnelley & Sons Co.	103	2
Republic Services, Inc.	201	6
Robert Half International, Inc.	82	2
Stericycle, Inc. *	60	3
The Dun & Bradstreet Corp.	50	4
Waste Management, Inc.	261	9

		38

Consumer Durables & Apparel 0.2%
Coach, Inc.	181	7
D.R. Horton, Inc.	128	2
Eastman Kodak Co. *	135	1
Fortune Brands, Inc.	70	3
Harman International Industries, Inc. *	32	2
Hasbro, Inc.	85	3

1

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Jones Apparel Group, Inc.	55	1
Leggett & Platt, Inc.	87	2
Lennar Corp., Class A	64	1
Liz Claiborne, Inc. *	50	—
Mattel, Inc.	183	4
Newell Rubbermaid, Inc.	129	2
NIKE, Inc., Class B	178	13
Polo Ralph Lauren Corp.	30	3
Pulte Homes, Inc. *	159	2
Stanley Black & Decker, Inc.	80	5
VF Corp.	42	3
Whirlpool Corp.	36	3

		57

Consumer Services 0.3%
Apollo Group, Inc., Class A *	67	4
Carnival Corp.	205	8
Darden Restaurants, Inc.	63	3
DeVry, Inc.	50	3
H&R Block, Inc.	156	3
International Game Technology	159	3
Marriott International, Inc., Class A	152	5
McDonald’s Corp.	594	39
Starbucks Corp. *	361	9
Starwood Hotels & Resorts Worldwide, Inc.	103	5
Wyndham Worldwide Corp.	95	2
Wynn Resorts Ltd.	50	4
Yum! Brands, Inc.	260	10

		98

Diversified Financials 1.0%
American Express Co.	585	24
Ameriprise Financial, Inc.	118	5
Bank of America Corp.	4,921	88
Bank of New York Mellon Corp.	540	17
Capital One Financial Corp.	142	6
Citigroup, Inc. *	9,061	37
CME Group, Inc.	15	5
Discover Financial Services	254	4
E*TRADE Financial Corp. *	197	—
Federated Investors, Inc., Class B	40	1
Franklin Resources, Inc.	72	8
IntercontinentalExchange, Inc. *	35	4
Invesco Ltd.	153	3
Janus Capital Group, Inc.	102	1
JPMorgan Chase & Co.	1,849	83
Legg Mason, Inc.	59	2
Leucadia National Corp. *	100	3
Moody’s Corp.	116	3
Morgan Stanley	508	15
Northern Trust Corp.	87	5
NYSE Euronext	100	3
SLM Corp. *	197	2
State Street Corp.	157	7
T. Rowe Price Group, Inc.	126	7
The Charles Schwab Corp.	488	9
The Goldman Sachs Group, Inc.	206	35
The NASDAQ OMX Group, Inc. *	150	3

		380

Energy 1.5%
Anadarko Petroleum Corp.	220	16
Apache Corp.	156	16
Baker Hughes, Inc.	161	8
BJ Services Co.	154	3
Cabot Oil & Gas Corp.	40	1
Cameron International Corp. *	100	4
Chesapeake Energy Corp.	176	4
Chevron Corp.	1,053	80
ConocoPhillips	780	40
CONSOL Energy, Inc.	100	4
Denbury Resources, Inc. *	100	2
Devon Energy Corp.	210	14
Diamond Offshore Drilling, Inc.	30	3
El Paso Corp.	311	3
EOG Resources, Inc.	114	11
Exxon Mobil Corp.	2,419	162
FMC Technologies, Inc. *	100	6
Halliburton Co.	488	15
Helmerich & Payne, Inc.	100	4
Hess Corp.	111	7
Marathon Oil Corp.	346	11
Massey Energy Co.	20	1
Murphy Oil Corp.	79	4
Nabors Industries Ltd. *	149	3
National-Oilwell Varco, Inc.	164	7
Noble Energy, Inc.	100	7
Occidental Petroleum Corp.	406	34
Peabody Energy Corp.	100	5
Pioneer Natural Resources Co.	100	6
Range Resources Corp.	100	5
Rowan Cos., Inc. *	52	1
Schlumberger Ltd.	559	35
Smith International, Inc.	100	4
Southwestern Energy Co. *	160	7
Spectra Energy Corp.	293	7
Sunoco, Inc.	64	2
Tesoro Corp.	100	1
The Williams Cos., Inc.	282	6
Valero Energy Corp.	294	6
XTO Energy, Inc.	213	10

		565

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	223	13
CVS Caremark Corp.	740	27
Safeway, Inc.	212	5
SUPERVALU, Inc.	96	2
Sysco Corp.	294	9
The Kroger Co.	344	7
Wal-Mart Stores, Inc.	1,132	63
Walgreen Co.	478	18
Whole Foods Market, Inc. *	66	2

		146

2

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Food, Beverage & Tobacco 0.8%
Altria Group, Inc.	987	20
Archer-Daniels-Midland Co.	309	9
Brown-Forman Corp., Class B	50	3
Campbell Soup Co.	88	3
Coca-Cola Enterprises, Inc.	144	4
ConAgra Foods, Inc.	245	6
Constellation Brands, Inc., Class A *	94	2
Dean Foods Co. *	65	1
Dr Pepper Snapple Group, Inc.	100	3
General Mills, Inc.	168	12
H.J. Heinz Co.	158	7
Hormel Foods Corp.	50	2
Kellogg Co.	118	6
Kraft Foods, Inc., Class A	883	27
Lorillard, Inc.	74	6
McCormick & Co., Inc.	63	2
Mead Johnson Nutrition Co.	100	5
Molson Coors Brewing Co., Class B	50	2
PepsiCo, Inc.	803	53
Philip Morris International, Inc.	887	46
Reynolds American, Inc.	80	4
Sara Lee Corp.	359	5
The Coca-Cola Co.	974	54
The Hershey Co.	84	4
The J.M. Smucker Co.	126	8
Tyson Foods, Inc., Class A	99	2

		296

Health Care Equipment & Services 0.6%
Aetna, Inc.	268	9
AmerisourceBergen Corp.	196	6
Baxter International, Inc.	306	18
Becton Dickinson & Co.	118	9
Boston Scientific Corp. *	545	4
C.R. Bard, Inc.	50	4
Cardinal Health, Inc.	199	7
CareFusion Corp. *	99	3
CIGNA Corp.	174	6
Coventry Health Care, Inc. *	75	2
DENTSPLY International, Inc.	100	4
Express Scripts, Inc. *	140	14
Hospira, Inc. *	77	4
Humana, Inc. *	78	4
Intuitive Surgical, Inc. *	20	7
Laboratory Corp. of America Holdings *	60	5
McKesson Corp.	144	10
Medco Health Solutions, Inc. *	290	19
Medtronic, Inc.	571	26
Patterson Cos., Inc. *	66	2
Quest Diagnostics, Inc.	76	4
St. Jude Medical, Inc. *	173	7
Stryker Corp.	139	8
Tenet Healthcare Corp. *	223	1
UnitedHealth Group, Inc.	641	21
Varian Medical Systems, Inc. *	60	3
WellPoint, Inc. *	312	20
Zimmer Holdings, Inc. *	118	7

		234

Household & Personal Products 0.4%
Avon Products, Inc.	214	7
Colgate-Palmolive Co.	243	21
Kimberly-Clark Corp.	219	14
The Clorox Co.	72	4
The Estee Lauder Cos., Inc., Class A	57	4
The Procter & Gamble Co.	1,483	94

		144

Insurance 0.5%
Aflac, Inc.	235	13
American International Group, Inc. *	61	2
Aon Corp.	153	7
Assurant, Inc.	80	3
Berkshire Hathaway, Inc., Class B *	811	66
Cincinnati Financial Corp.	83	2
Genworth Financial, Inc., Class A *	179	3
Lincoln National Corp.	134	4
Loews Corp.	89	3
Marsh & McLennan Cos., Inc.	258	6
MetLife, Inc.	358	15
Principal Financial Group, Inc.	132	4
Prudential Financial, Inc.	234	14
The Allstate Corp.	305	10
The Chubb Corp.	190	10
The Hartford Financial Services Group, Inc.	144	4
The Progressive Corp.	376	7
The Travelers Cos., Inc.	329	18
Torchmark Corp.	50	3
Unum Group	142	4
XL Capital Ltd., Class A	83	2

		200

Materials 0.5%
Air Products & Chemicals, Inc.	106	8
Airgas, Inc.	40	2
AK Steel Holding Corp.	75	2
Alcoa, Inc.	412	6
Allegheny Technologies, Inc.	40	2
Ashland, Inc.	39	2
Ball Corp.	50	3
Bemis Co., Inc.	50	1
CF Industries Holdings, Inc.	25	2
Cliffs Natural Resources, Inc.	100	7
E.I. Du Pont De Nemours & Co.	435	16
Eastman Chemical Co.	39	2
Ecolab, Inc.	87	4
FMC Corp.	30	2

3

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Freeport-McMoRan Copper & Gold, Inc.	152	13
International Flavors & Fragrances, Inc.	38	2
International Paper Co.	234	6
MeadWestvaco Corp.	86	2
Monsanto Co.	254	18
Newmont Mining Corp.	211	11
Nucor Corp.	146	7
Owens-Illinois, Inc. *	100	4
Pactiv Corp. *	68	2
PPG Industries, Inc.	79	5
Praxair, Inc.	152	13
Sealed Air Corp.	78	2
Sigma-Aldrich Corp.	78	4
The Dow Chemical Co.	457	13
Titanium Metals Corp. *	50	1
United States Steel Corp.	52	3
Vulcan Materials Co.	48	2
Weyerhaeuser Co.	116	5

		172

Media 0.4%
CBS Corp., Class B	396	5
Comcast Corp., Class A	1,516	28
DIRECTV, Class A *	500	17
Discovery Communications, Inc., Class A *	200	7
Gannett Co., Inc.	112	2
Meredith Corp.	20	1
News Corp., Class A	1,135	16
Omnicom Group, Inc.	168	6
Scripps Networks Interactive, Class A	41	2
The Interpublic Group of Cos., Inc. *	204	2
The McGraw-Hill Cos., Inc.	173	6
The New York Times Co., Class A *	74	1
The Walt Disney Co.	911	32
The Washington Post Co., Class B	2	1
Time Warner Cable, Inc.	161	9
Time Warner, Inc.	643	20
Viacom Inc., Class B *	365	13

		168

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Abbott Laboratories	729	38
Allergan, Inc.	142	9
Amgen, Inc. *	552	33
Biogen Idec, Inc. *	162	9
Bristol-Myers Squibb Co.	926	25
Celgene Corp. *	100	6
Cephalon, Inc. *	70	5
Eli Lilly & Co.	534	19
Forest Laboratories, Inc. *	155	5
Genzyme Corp. *	122	6
Gilead Sciences, Inc. *	436	20
Johnson & Johnson	1,408	92
King Pharmaceuticals, Inc. *	115	1
Life Technologies Corp. *	38	2
Merck & Co., Inc.	1,438	54
Millipore Corp. *	25	3
Mylan, Inc. *	104	2
PerkinElmer, Inc.	62	2
Pfizer, Inc.	4,106	71
Thermo Fisher Scientific, Inc. *	195	10
Waters Corp. *	49	3
Watson Pharmaceuticals, Inc. *	49	2

		417

Real Estate 0.1%
Apartment Investment & Management Co., Class A	65	1
AvalonBay Communities, Inc.	31	3
Boston Properties, Inc.	43	3
CB Richard Ellis Group, Inc., Class A *	80	1
Equity Residential	138	5
HCP, Inc.	100	3
Health Care REIT, Inc.	100	5
Host Hotels & Resorts, Inc.	204	3
Kimco Realty Corp.	101	2
Plum Creek Timber Co., Inc.	88	3
ProLogis	116	2
Public Storage	40	4
Simon Property Group, Inc.	88	7
Ventas, Inc.	100	5
Vornado Realty Trust	58	4

		51

Retailing 0.6%
Abercrombie & Fitch Co., Class A	50	2
Amazon.com, Inc. *	146	20
AutoNation, Inc. *	70	1
AutoZone, Inc. *	27	5
Bed Bath & Beyond, Inc. *	132	6
Best Buy Co., Inc.	192	8
Big Lots, Inc. *	88	3
Dillard’s, Inc., Class A	30	1
Expedia, Inc.	100	3
Family Dollar Stores, Inc.	74	3
GameStop Corp., Class A *	100	2
Genuine Parts Co.	81	3
J.C. Penney Co., Inc.	109	4
Kohl’s Corp. *	164	9
Limited Brands, Inc.	165	4
Lowe’s Cos., Inc.	738	18
Macy’s, Inc.	256	6
Nordstrom, Inc.	103	4
O’Reilly Automotive, Inc. *	100	4
Office Depot, Inc. *	139	1
Priceline.com, Inc. *	20	5
RadioShack Corp.	11	—
Ross Stores, Inc.	100	5
Sears Holdings Corp. *	48	5
Staples, Inc.	344	8

4

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Target Corp.	417	22
The Gap, Inc.	271	6
The Home Depot, Inc.	899	29
The Sherwin-Williams Co.	53	4
The TJX Cos., Inc.	217	9
Tiffany & Co.	68	3
Urban Outfitters, Inc. *	40	2

		205

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	228	2
Altera Corp.	171	4
Analog Devices, Inc.	174	5
Applied Materials, Inc.	750	10
Broadcom Corp., Class A	208	7
Intel Corp.	2,783	62
KLA-Tencor Corp.	95	3
Linear Technology Corp.	144	4
LSI Corp. *	186	1
MEMC Electronic Materials, Inc. *	100	2
Microchip Technology, Inc.	100	3
Micron Technology, Inc. *	319	3
National Semiconductor Corp.	159	2
Novellus Systems, Inc. *	64	2
NVIDIA Corp. *	241	4
Teradyne, Inc. *	94	1
Texas Instruments, Inc.	757	19
Xilinx, Inc.	164	4

		138

Software & Services 1.0%
Adobe Systems, Inc. *	283	10
Akamai Technologies, Inc. *	100	3
Autodesk, Inc. *	110	3
Automatic Data Processing, Inc.	274	12
BMC Software, Inc. *	101	4
CA, Inc.	215	5
Citrix Systems, Inc. *	85	4
Cognizant Technology Solutions Corp., Class A *	120	6
Computer Sciences Corp. *	89	5
Compuware Corp. *	182	1
eBay, Inc. *	545	15
Electronic Arts, Inc. *	143	3
Fidelity National Information Services, Inc.	70	2
Fiserv, Inc. *	88	4
Google, Inc., Class A *	96	54
Intuit, Inc. *	166	6
MasterCard, Inc., Class A	40	10
McAfee, Inc. *	100	4
Microsoft Corp.	4,204	123
Monster Worldwide, Inc. *	60	1
Novell, Inc. *	185	1
Oracle Corp.	1,784	46
Paychex, Inc.	159	5
Red Hat, Inc. *	100	3
SAIC, Inc. *	200	4
Salesforce.com, Inc. *	75	6
Symantec Corp. *	493	8
Total System Services, Inc.	100	2
VeriSign, Inc. *	116	3
Visa, Inc., Class A	200	18
Western Union Co.	362	6
Yahoo! Inc. *	598	10

		387

Technology Hardware & Equipment 1.3%
Agilent Technologies, Inc. *	202	7
Amphenol Corp., Class A	100	4
Apple, Inc. *	402	94
Aviat Networks Inc *	24	—
Cisco Systems, Inc. *	2,910	76
Corning, Inc.	731	15
Dell, Inc. *	1,113	17
EMC Corp. *	1,124	20
FLIR Systems, Inc. *	100	3
Harris Corp.	100	5
Hewlett-Packard Co.	1,338	71
International Business Machines Corp.	741	95
Jabil Circuit, Inc.	83	1
JDS Uniphase Corp. *	99	1
Juniper Networks, Inc. *	200	6
Lexmark International, Inc., Class A *	52	2
Molex, Inc.	68	1
Motorola, Inc. *	1,182	8
NetApp, Inc. *	178	6
QLogic Corp. *	76	2
QUALCOMM, Inc.	783	33
SanDisk Corp. *	88	3
Tellabs, Inc.	214	2
Teradata Corp. *	87	3
Western Digital Corp. *	100	4
Xerox Corp.	711	7

		486

Telecommunication Services 0.4%
American Tower Corp., Class A *	200	9
AT&T, Inc.	2,961	76
CenturyTel, Inc.	150	5
Frontier Communications Corp.	156	1
MetroPCS Communications, Inc. *	100	1
Qwest Communications International, Inc.	735	4
Sprint Nextel Corp. *	1,405	5
Verizon Communications, Inc.	1,384	43
Windstream Corp.	189	2

		146

Transportation 0.3%
C.H. Robinson Worldwide, Inc.	100	6
CSX Corp.	206	11
Expeditors International of Washington, Inc.	100	4
FedEx Corp.	143	13
Norfolk Southern Corp.	196	11

5

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Ryder System, Inc.	29	1
Southwest Airlines Co.	336	4
Union Pacific Corp.	250	18
United Parcel Service, Inc., Class B	516	33

		101

Utilities 0.5%
Allegheny Energy, Inc.	78	2
Ameren Corp.	96	2
American Electric Power Co., Inc.	187	6
CenterPoint Energy, Inc.	147	2
CMS Energy Corp.	105	2
Consolidated Edison, Inc.	117	5
Constellation Energy Group, Inc.	85	3
Dominion Resources, Inc.	278	11
DTE Energy Co.	85	4
Duke Energy Corp.	586	9
Edison International	155	5
Entergy Corp.	98	8
EQT Corp.	100	4
Exelon Corp.	315	14
FirstEnergy Corp.	157	6
FPL Group, Inc.	190	9
Integrys Energy Group, Inc.	15	1
Nicor, Inc.	32	1
NiSource, Inc.	130	2
Northeast Utilities	100	3
NRG Energy, Inc. *	100	2
ONEOK, Inc.	100	5
Pepco Holdings, Inc.	100	2
PG&E Corp.	163	7
Pinnacle West Capital Corp.	47	2
PPL Corp.	179	5
Progress Energy, Inc.	120	5
Public Service Enterprise Group, Inc.	236	7
Questar Corp.	80	3
SCANA Corp.	100	4
Sempra Energy	123	6
Southern Co.	350	12
TECO Energy, Inc.	99	2
The AES Corp. *	311	3
Wisconsin Energy Corp.	100	5
Xcel Energy, Inc.	192	4

		173

Total Common Stock (Cost $3,228)		5,210

Other Investment Companies 83.5% of net assets
Schwab International Index Fund (a)	429,352	7,174
Schwab S&P500 Index Fund (a)	535,299	9,785
Schwab Small-Cap Index Fund (a)	405,596	7,471
Schwab Total Bond Market Fund (a)	609,866	5,501

	Number of	Value
Security	Shares	($ x 1,000)
Schwab Value Advantage Money Fund, Select Shares (a)	1,083,992	1,084

Total Other Investment Companies (Cost $28,894)		31,015

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investment 2.4% of net assets
Time Deposit 2.4%
Wells Fargo, Grand Cayman Time Deposit 0.03%, 04/01/10	905	905

Total Short-Term Investment (Cost $905)		905

End of Investments.
(All dollar amounts are x 1,000.)
At 03/31/10, the tax basis cost of the fund’s investments was $33,692 and the unrealized appreciation and depreciation were $4,253 and ($815), respectively, with a net unrealized appreciation of $3,438.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

REIT	— Real Estate Investment Trust

REIT	— Real Estate Investment Trust. Please see complete schedule of holdings.

USD	— Unified school district
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.
REG47714MAR10-00

6

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of March 31, 2010:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$5,210	$—	$—	$5,210

Other Investment Companies	31,015	—	—	31,015
Short-Term Investments(a)	—	905	—	905

Total	$36,225	$905	$—	$37,130

*	The fund had no Other Financial Investments.

(a)	As categorized in Portfolio Holdings.

7

Schwab Annuity Portfolios
Schwab S&P 500 Index PortfolioTM
Portfolio Holdings As of March 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.7%	Common Stock	99,504	129,977
1.3%	Short-Term Investments	1,771	1,771

100.0%	Total Investments	101,275	131,748
0.1%	Collateral Invested for Securities on Loan	191	191
(0.1)%	Other Assets and Liabilities, Net		(194)

100.0%	Net Assets		131,745

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 98.7% of net assets

Automobiles & Components 0.6%
Ford Motor Co. *	36,215	455
Harley-Davidson, Inc.	3,259	91
Johnson Controls, Inc.	7,503	248
The Goodyear Tire & Rubber Co. *	2,503	32

		826

Banks 3.2%
BB&T Corp.	8,821	286
Comerica, Inc.	2,330	88
Fifth Third Bancorp	7,706	105
First Horizon National Corp. *	2,967	42
Hudson City Bancorp, Inc.	6,901	98
Huntington Bancshares, Inc.	4,857	26
KeyCorp	6,601	51
M&T Bank Corp.	1,071	85
Marshall & Ilsley Corp.	3,439	28
People’s United Financial, Inc.	4,601	72
PNC Financial Services Group, Inc.	6,412	383
Regions Financial Corp.	15,228	119
SunTrust Banks, Inc.	6,401	171
U.S. Bancorp	24,000	621
Wells Fargo & Co.	62,759	1,953
Zions Bancorp.	1,508	33

		4,161

Capital Goods 7.9%
3M Co.	8,631	721
Caterpillar, Inc.	7,781	489
Cummins, Inc.	2,400	149
Danaher Corp.	3,126	250
Deere & Co.	5,241	312
Dover Corp.	2,300	108
Eaton Corp.	1,740	132
Emerson Electric Co.	9,361	471
Fastenal Co.	1,276	61
First Solar, Inc. (b)*	600	74
Flowserve Corp.	800	88
Fluor Corp.	2,200	102
General Dynamics Corp.	4,711	364
General Electric Co.	131,369	2,391
Goodrich Corp.	1,660	117
Honeywell International, Inc.	9,338	423
Illinois Tool Works, Inc.	4,845	229
ITT Corp.	2,380	128
Jacobs Engineering Group, Inc. *	1,500	68
L-3 Communications Holdings, Inc.	1,500	137
Lockheed Martin Corp.	3,930	327
Masco Corp.	5,011	78
Northrop Grumman Corp.	4,054	266
PACCAR, Inc.	4,195	182
Pall Corp.	1,400	57
Parker Hannifin Corp.	2,035	132
Precision Castparts Corp.	1,700	215
Quanta Services, Inc. *	2,500	48
Raytheon Co.	4,911	280
Rockwell Automation, Inc.	1,690	95
Rockwell Collins, Inc.	2,000	125
Roper Industries, Inc.	1,200	69
Snap-on, Inc.	800	35
Textron, Inc.	3,400	72
The Boeing Co.	9,197	668
United Technologies Corp.	11,731	863
W.W. Grainger, Inc.	800	86

		10,412

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	1,101	40
Cintas Corp.	1,158	33
Equifax, Inc.	1,601	57
Iron Mountain, Inc. *	2,401	66
Pitney Bowes, Inc.	2,801	68
R.R. Donnelley & Sons Co.	2,561	55
Republic Services, Inc.	4,237	123
Robert Half International, Inc.	1,551	47
Stericycle, Inc. *	1,101	60
The Dun & Bradstreet Corp.	701	52
Waste Management, Inc.	6,129	211

		812

Consumer Durables & Apparel 1.0%
Coach, Inc.	4,201	166
D.R. Horton, Inc.	2,501	31
Eastman Kodak Co. *	3,156	18
Fortune Brands, Inc.	1,608	78
Harman International Industries, Inc. *	800	37

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Hasbro, Inc.	1,476	56
Leggett & Platt, Inc.	2,301	50
Lennar Corp., Class A	1,601	28
Mattel, Inc.	4,701	107
Newell Rubbermaid, Inc.	3,925	60
NIKE, Inc., Class B	4,921	362
Polo Ralph Lauren Corp.	700	59
Pulte Group, Inc. *	3,366	38
Stanley Black & Decker, Inc.	1,424	82
VF Corp.	1,110	89
Whirlpool Corp.	933	81

		1,342

Consumer Services 1.7%
Apollo Group, Inc., Class A *	1,328	81
Carnival Corp.	5,223	203
Darden Restaurants, Inc.	1,591	71
DeVry, Inc.	600	39
H&R Block, Inc.	4,201	75
International Game Technology	4,201	78
Marriott International, Inc., Class A	3,758	118
McDonald’s Corp.	13,211	881
Starbucks Corp. *	9,521	231
Starwood Hotels & Resorts Worldwide, Inc.	2,341	109
Wyndham Worldwide Corp.	2,281	59
Wynn Resorts Ltd.	801	61
Yum! Brands, Inc.	6,001	230

		2,236

Diversified Financials 7.9%
American Express Co.	14,581	601
Ameriprise Financial, Inc.	3,278	149
Bank of America Corp.	122,668	2,190
Bank of New York Mellon Corp.	14,778	456
Capital One Financial Corp.	5,481	227
Citigroup, Inc. *	234,683	950
CME Group, Inc.	860	272
Discover Financial Services	6,891	103
E*TRADE Financial Corp. *	5,161	8
Federated Investors, Inc., Class B	1,100	29
Franklin Resources, Inc.	1,900	211
IntercontinentalExchange, Inc. *	1,000	112
Invesco Ltd.	5,100	112
Janus Capital Group, Inc.	1,941	28
JPMorgan Chase & Co.	48,722	2,180
Legg Mason, Inc.	1,500	43
Leucadia National Corp. *	2,300	57
Moody’s Corp.	2,680	80
Morgan Stanley	16,681	488
Northern Trust Corp.	3,070	170
NYSE Euronext	3,300	98
SLM Corp. *	5,901	74
State Street Corp.	6,301	284
T. Rowe Price Group, Inc.	3,400	187
The Charles Schwab Corp. (a)	11,907	222
The Goldman Sachs Group, Inc.	6,418	1,095
The NASDAQ OMX Group, Inc. *	1,800	38

		10,464

Energy 10.7%
Anadarko Petroleum Corp.	6,094	444
Apache Corp.	4,108	417
Baker Hughes, Inc.	4,100	192
BJ Services Co.	3,800	81
Cabot Oil & Gas Corp.	1,300	48
Cameron International Corp. *	2,800	120
Chesapeake Energy Corp.	6,301	149
Chevron Corp.	24,517	1,859
ConocoPhillips	18,653	954
CONSOL Energy, Inc.	2,300	98
Denbury Resources, Inc. *	3,300	56
Devon Energy Corp.	5,663	365
Diamond Offshore Drilling, Inc.	600	53
El Paso Corp.	9,042	98
EOG Resources, Inc.	3,214	299
Exxon Mobil Corp.	58,619	3,926
FMC Technologies, Inc. *	1,500	97
Halliburton Co.	11,821	356
Helmerich & Payne, Inc.	1,100	42
Hess Corp.	3,410	213
Marathon Oil Corp.	9,265	293
Massey Energy Co.	1,000	52
Murphy Oil Corp.	2,332	131
Nabors Industries Ltd. *	4,000	79
National-Oilwell Varco, Inc.	4,586	186
Noble Energy, Inc.	2,000	146
Occidental Petroleum Corp.	10,301	871
Peabody Energy Corp.	3,300	151
Pioneer Natural Resources Co.	1,600	90
Range Resources Corp.	1,700	80
Rowan Cos., Inc. *	1,200	35
Schlumberger Ltd.	15,341	973
Smith International, Inc.	2,500	107
Southwestern Energy Co. *	4,400	179
Spectra Energy Corp.	7,782	175
Sunoco, Inc.	1,240	37
Tesoro Corp.	1,800	25
The Williams Cos., Inc.	7,601	176
Valero Energy Corp.	6,961	137
XTO Energy, Inc.	6,987	330

		14,120

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	5,401	322
CVS Caremark Corp.	17,237	630
Safeway, Inc.	5,241	130
SUPERVALU, Inc.	2,436	41
Sysco Corp.	7,401	218
The Kroger Co.	8,042	174
Wal-Mart Stores, Inc.	26,312	1,463
Walgreen Co.	12,147	451
Whole Foods Market, Inc. *	1,801	65

		3,494

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	25,365	520
Archer-Daniels-Midland Co.	8,101	234
Brown-Forman Corp., Class B	880	52
Campbell Soup Co.	2,300	81
Coca-Cola Enterprises, Inc.	4,001	111
ConAgra Foods, Inc.	5,471	137
Constellation Brands, Inc., Class A *	2,300	38
Dean Foods Co. *	1,700	27
Dr Pepper Snapple Group, Inc.	3,001	105
General Mills, Inc.	3,980	282
H.J. Heinz Co.	3,871	176
Hormel Foods Corp.	900	38
Kellogg Co.	3,401	182
Kraft Foods, Inc., Class A	21,491	650
Lorillard, Inc.	2,136	161
McCormick & Co., Inc., Non-Voting Shares	1,700	65
Mead Johnson Nutrition Co.	2,500	130
Molson Coors Brewing Co., Class B	1,678	71
PepsiCo, Inc.	20,149	1,333
Philip Morris International, Inc.	23,845	1,244
Reynolds American, Inc.	2,156	116
Sara Lee Corp.	9,601	134
The Coca-Cola Co.	28,603	1,573
The Hershey Co.	2,244	96
The J.M. Smucker Co.	1,446	87
Tyson Foods, Inc., Class A	1,186	23

		7,666

Health Care Equipment & Services 4.1%
Aetna, Inc.	5,681	199
AmerisourceBergen Corp.	3,661	106
Baxter International, Inc.	7,351	428
Becton, Dickinson & Co.	3,000	236
Boston Scientific Corp. *	16,591	120
C.R. Bard, Inc.	1,320	114
Cardinal Health, Inc.	4,635	167
CareFusion Corp. *	2,417	64
CIGNA Corp.	3,381	124
Coventry Health Care, Inc. *	2,050	51
DaVita, Inc. *	800	51
DENTSPLY International, Inc.	2,000	70
Express Scripts, Inc. *	3,364	342
Hospira, Inc. *	2,100	119
Humana, Inc. *	2,100	98
Intuitive Surgical, Inc. *	500	174
Laboratory Corp. of America Holdings *	1,304	99
McKesson Corp.	3,517	231
Medco Health Solutions, Inc. *	5,887	380
Medtronic, Inc.	13,550	610
Patterson Cos., Inc. *	980	30
Quest Diagnostics, Inc.	1,960	114
St. Jude Medical, Inc. *	4,205	173
Stryker Corp.	3,260	187
Tenet Healthcare Corp. *	6,501	37
UnitedHealth Group, Inc.	14,611	477
Varian Medical Systems, Inc. *	1,000	55
WellPoint, Inc. *	5,637	363
Zimmer Holdings, Inc. *	2,684	159

		5,378

Household & Personal Products 2.7%
Avon Products, Inc.	5,118	173
Colgate-Palmolive Co.	6,222	530
Kimberly-Clark Corp.	5,128	323
The Clorox Co.	1,702	109
The Estee Lauder Cos., Inc., Class A	1,502	97
The Procter & Gamble Co.	36,075	2,283

		3,515

Insurance 3.8%
Aflac, Inc.	6,251	339
American International Group, Inc. (b)*	1,671	57
Aon Corp.	3,610	154
Assurant, Inc.	1,500	52
Berkshire Hathaway, Inc., Class B *	20,239	1,645
Cincinnati Financial Corp.	2,335	68
Genworth Financial, Inc., Class A *	5,001	92
Lincoln National Corp.	3,662	112
Loews Corp.	3,788	141
Marsh & McLennan Cos., Inc.	7,001	171
MetLife, Inc.	9,808	425
Principal Financial Group, Inc.	3,563	104
Prudential Financial Group, Inc.	6,071	367
The Allstate Corp.	6,941	224
The Chubb Corp.	4,281	222
The Hartford Financial Services Group, Inc.	3,931	112
The Progressive Corp.	9,081	173
The Travelers Cos., Inc.	6,840	369
Torchmark Corp.	1,200	64
Unum Group	4,277	106
XL Capital Ltd., Class A	3,901	74

		5,071

Materials 3.4%
Air Products & Chemicals, Inc.	2,821	209
Airgas, Inc.	1,100	70
AK Steel Holding Corp.	1,125	26
Alcoa, Inc.	11,073	158
Allegheny Technologies, Inc.	1,270	69
Ball Corp.	1,200	64
Bemis Co., Inc.	1,400	40
CF Industries Holdings, Inc.	700	64
Cliffs Natural Resources, Inc.	1,700	121
E.I. Du Pont De Nemours & Co.	11,015	410
Eastman Chemical Co.	1,000	64
Ecolab, Inc.	2,104	92
FMC Corp.	700	42

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Freeport-McMoRan Copper & Gold, Inc.	5,003	418
International Flavors & Fragrances, Inc.	1,000	48
International Paper Co.	6,099	150
MeadWestvaco Corp.	2,550	65
Monsanto Co.	6,851	489
Newmont Mining Corp.	5,947	303
Nucor Corp.	4,001	181
Owens-Illinois, Inc. *	2,200	78
Pactiv Corp. *	1,800	45
PPG Industries, Inc.	2,300	150
Praxair, Inc.	4,046	336
Sealed Air Corp.	2,429	51
Sigma-Aldrich Corp.	1,282	69
The Dow Chemical Co.	13,806	408
Titanium Metals Corp. *	1,000	17
United States Steel Corp.	1,500	95
Vulcan Materials Co.	1,100	52
Weyerhaeuser Co.	2,801	127

		4,511

Media 3.0%
CBS Corp., Class B, Non-Voting	9,881	138
Comcast Corp., Class A	35,614	670
DIRECTV, Class A *	11,381	385
Discovery Communications, Inc., Class A *	3,301	111
Gannett Co., Inc.	2,961	49
Meredith Corp.	300	10
News Corp., Class A	28,075	404
Omnicom Group, Inc.	4,241	165
Scripps Networks Interactive, Class A	1,000	44
The Interpublic Group of Cos., Inc. *	4,998	42
The McGraw-Hill Cos., Inc.	4,331	154
The New York Times Co., Class A *	1,700	19
The Walt Disney Co.	23,621	825
The Washington Post Co., Class B	30	13
Time Warner Cable, Inc.	4,010	214
Time Warner, Inc.	14,975	468
Viacom Inc., Class B *	7,581	261

		3,972

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
Abbott Laboratories	19,356	1,019
Allergan, Inc.	3,811	249
Amgen, Inc. *	12,665	757
Biogen Idec, Inc. *	3,651	209
Bristol-Myers Squibb Co.	21,301	569
Celgene Corp. *	5,751	356
Cephalon, Inc. *	900	61
Eli Lilly & Co.	12,721	461
Forest Laboratories, Inc. *	4,071	128
Genzyme Corp. *	3,300	171
Gilead Sciences, Inc. *	10,979	499
Johnson & Johnson	33,939	2,213
King Pharmaceuticals, Inc. *	3,466	41
Life Technologies Corp. *	1,439	75
Merck & Co., Inc.	37,430	1,398
Millipore Corp. *	500	53
Mylan, Inc. *	2,691	61
PerkinElmer, Inc.	1,700	40
Pfizer, Inc.	99,597	1,708
Thermo Fisher Scientific, Inc. *	5,291	272
Waters Corp. *	1,200	81
Watson Pharmaceuticals, Inc. *	1,500	63

		10,484

Real Estate 1.2%
Apartment Investment & Management Co., Class A	1,878	35
AvalonBay Communities, Inc.	1,034	89
Boston Properties, Inc.	1,717	129
CB Richard Ellis Group, Inc., Class A *	2,901	46
Equity Residential	3,501	137
HCP, Inc.	3,401	112
Health Care REIT, Inc.	1,400	63
Host Hotels & Resorts, Inc. *	7,761	114
Kimco Realty Corp.	3,911	61
Plum Creek Timber Co., Inc.	2,061	80
ProLogis	5,001	66
Public Storage	1,600	147
Simon Property Group, Inc.	3,538	297
Ventas, Inc.	1,901	90
Vornado Realty Trust	1,964	149

		1,615

Retailing 3.5%
Abercrombie & Fitch Co., Class A	500	23
Amazon.com, Inc. *	3,901	529
AutoNation, Inc. *	1,900	34
AutoZone, Inc. *	400	69
Bed Bath & Beyond, Inc. *	3,017	132
Best Buy Co., Inc.	4,726	201
Big Lots, Inc. *	1,400	51
Expedia, Inc.	2,600	65
Family Dollar Stores, Inc.	2,000	73
GameStop Corp., Class A *	2,000	44
Genuine Parts Co.	2,000	85
J.C. Penney Co., Inc.	2,900	93
Kohl’s Corp. *	3,711	203
Limited Brands, Inc.	3,909	96
Lowe’s Cos., Inc.	18,341	445
Macy’s, Inc.	5,923	129
Nordstrom, Inc.	2,350	96
O’Reilly Automotive, Inc. *	1,800	75
Office Depot, Inc. *	3,501	28
Priceline.com, Inc. *	400	102
RadioShack Corp.	259	6
Ross Stores, Inc.	1,500	80
Sears Holdings Corp. (b)*	605	66
Staples, Inc.	9,151	214
Target Corp.	9,421	496

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
The Gap, Inc.	6,377	147
The Home Depot, Inc.	20,866	675
The Sherwin-Williams Co.	1,133	77
The TJX Cos., Inc.	5,511	234
Tiffany & Co.	1,126	53
Urban Outfitters, Inc. *	1,200	46

		4,667

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	5,531	51
Altera Corp.	3,681	90
Analog Devices, Inc.	3,831	110
Applied Materials, Inc.	16,671	225
Broadcom Corp., Class A	5,156	171
Intel Corp.	68,222	1,519
KLA-Tencor Corp.	2,300	71
Linear Technology Corp.	2,530	72
LSI Corp. *	5,411	33
MEMC Electronic Materials, Inc. *	2,901	45
Microchip Technology, Inc.	2,500	70
Micron Technology, Inc. *	8,801	91
National Semiconductor Corp.	3,401	49
Novellus Systems, Inc. *	1,300	33
NVIDIA Corp. *	7,201	125
Teradyne, Inc. *	2,100	23
Texas Instruments, Inc.	15,661	383
Xilinx, Inc.	3,801	97

		3,258

Software & Services 7.4%
Adobe Systems, Inc. *	6,501	230
Akamai Technologies, Inc. *	2,000	63
Autodesk, Inc. *	3,320	98
Automatic Data Processing, Inc.	6,314	281
BMC Software, Inc. *	2,560	97
CA, Inc.	5,345	125
Citrix Systems, Inc. *	2,360	112
Cognizant Technology Solutions Corp., Class A *	3,600	184
Computer Sciences Corp. *	2,100	114
Compuware Corp. *	3,750	32
eBay, Inc. *	14,589	393
Electronic Arts, Inc. *	4,058	76
Fidelity National Information Services, Inc.	2,000	47
Fiserv, Inc. *	1,960	99
Google, Inc., Class A *	2,952	1,674
Intuit, Inc. *	4,397	151
MasterCard, Inc., Class A	1,100	279
McAfee, Inc. *	2,000	80
Microsoft Corp.	95,989	2,810
Monster Worldwide, Inc. *	1,704	28
Novell, Inc. *	5,201	31
Oracle Corp.	47,881	1,230
Paychex, Inc.	4,451	137
Red Hat, Inc. *	2,000	59
SAIC, Inc. *	2,500	44
Salesforce.com, Inc. *	1,054	78
Symantec Corp. *	10,842	183
Total System Services, Inc.	2,600	41
VeriSign, Inc. *	2,025	53
Visa, Inc., Class A	5,501	501
Western Union Co.	8,860	150
Yahoo!, Inc. *	14,911	246

		9,726

Technology Hardware & Equipment 8.9%
Agilent Technologies, Inc. *	4,268	147
Amphenol Corp., Class A	2,100	89
Apple, Inc. *	11,171	2,624
Cisco Systems, Inc. *	70,999	1,848
Corning, Inc.	19,051	385
Dell, Inc. *	20,873	313
EMC Corp. *	25,263	456
FLIR Systems, Inc. *	1,900	54
Harris Corp.	1,800	85
Hewlett-Packard Co.	29,194	1,552
International Business Machines Corp.	16,246	2,083
Jabil Circuit, Inc.	2,127	34
JDS Uniphase Corp. *	2,519	32
Juniper Networks, Inc. *	6,601	202
Lexmark International, Inc., Class A *	760	27
Molex, Inc.	1,800	38
Motorola, Inc. *	28,836	202
NetApp, Inc. *	4,100	133
QLogic Corp. *	1,190	24
QUALCOMM, Inc.	20,521	862
SanDisk Corp. *	2,900	100
Tellabs, Inc.	4,731	36
Teradata Corp. *	2,100	61
Western Digital Corp. *	2,800	109
Xerox Corp.	16,568	162

		11,658

Telecommunication Services 2.8%
American Tower Corp., Class A *	4,871	208
AT&T, Inc.	72,860	1,883
CenturyTel, Inc.	3,642	129
Frontier Communications Corp.	4,299	32
MetroPCS Communications, Inc. *	1,701	12
Qwest Communications International, Inc.	19,898	104
Sprint Nextel Corp. *	37,761	143
Verizon Communications, Inc.	35,056	1,087
Windstream Corp.	5,336	58

		3,656

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	2,101	117
CSX Corp.	4,921	251
Expeditors International of Washington, Inc.	2,501	92
FedEx Corp.	3,921	366
Norfolk Southern Corp.	4,601	257
Ryder System, Inc.	601	23
Southwest Airlines Co.	7,888	104

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Union Pacific Corp.	6,282	461
United Parcel Service, Inc., Class B	12,307	793

		2,464

Utilities 3.4%
Allegheny Energy, Inc.	2,241	51
Ameren Corp.	2,800	73
American Electric Power Co., Inc.	5,371	184
CenterPoint Energy, Inc.	4,551	65
CMS Energy Corp.	2,960	46
Consolidated Edison, Inc.	3,650	163
Constellation Energy Group, Inc.	2,500	88
Dominion Resources, Inc.	7,251	298
DTE Energy Co.	2,000	89
Duke Energy Corp.	15,784	258
Edison International	3,800	130
Entergy Corp.	2,327	189
EQT Corp.	1,700	70
Exelon Corp.	8,241	361
FirstEnergy Corp.	3,809	149
FPL Group, Inc.	5,151	249
Integrys Energy Group, Inc.	697	33
Nicor, Inc.	610	26
NiSource, Inc.	3,646	58
Northeast Utilities	2,000	55
NRG Energy, Inc. *	3,200	67
ONEOK, Inc.	1,300	59
Pepco Holdings, Inc.	2,850	49
PG&E Corp.	4,601	195
Pinnacle West Capital Corp.	1,350	51
PPL Corp.	4,711	130
Progress Energy, Inc.	3,480	137
Public Service Enterprise Group, Inc.	6,251	184
Questar Corp.	2,100	91
SCANA Corp.	1,600	60
Sempra Energy	2,931	146
Southern Co.	9,961	330
TECO Energy, Inc.	2,840	45
The AES Corp. *	8,351	92
Wisconsin Energy Corp.	1,450	72
Xcel Energy, Inc.	5,960	126

		4,469

Total Common Stock (Cost $99,504)		129,977

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 1.3% of net assets
Time Deposit 1.2%
Wells Fargo, Grand Cayman 0.03%, 04/01/10	1,676	1,676
U.S. Treasury Bill 0.1%
U.S. Treasury Bill 0.15%, 06/17/10 (c)	95	95

Total Short-Term Investments (Cost $1,771)		1,771

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)
Collateral Invested for Securities on Loan 0.1% of net assets
Invesco Aim Short Term Investments Trust Government & Agency Portfolio	190,552	191

End of collateral invested for securities on loan.
(All dollar amounts are x 1,000.)
At 03/31/10, the tax basis cost of the fund’s investments was $103,985 and the unrealized appreciation and depreciation were $43,889 and ($16,126), respectively, with a net unrealized appreciation of $27,763.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

(b)	All or a portion of this security is on loan.

(c)	All or a portion of this security is held as collateral for open futures contracts.
REIT — Real Estate Investment Trust
In addition to the above, the fund held the following at 03/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($ x 1,000)	($ x 1,000)
Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	20	1,165	10

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of March 31, 2010:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stock(a)	$129,977	$—	$—	$129,977

Short-Term Investments(a)	—	1,771	—	1,771

Total	$129,977	$1,771	$—	$131,748

Other Financial Instruments
Collateral Invested for Securities on Loan	191	—	—	191
Futures Contract*	10	—	—	10

*	Future contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.

(a)	As categorized in Portfolio Holdings.
REG47715MAR10-00

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.
EX-99.CERT

Item 2.	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Annuity Portfolios
By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: May 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: May 21, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: May 21, 2010